Deferred Income Tax (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2018
Statement Line Items [Line Items]
Deferred tax, assets	€ 7,525	€ 7,794
Tax loss carryforwards	2,350		€ 8,595	€ 15,021
U.S tax loss carryforward period			20 years
Remaining deferred tax assets deriving from loss carryforwards	32,220	29,569
Deferred tax assets not recognized	€ 1,812	€ 2,000
Income tax rate	24.575%	32.45%
Biofrontera Pharma GmbH [Member]
Statement Line Items [Line Items]
Tax loss carryforwards	€ 269	€ 256
Biofrontera AG [Member]
Statement Line Items [Line Items]
Tax loss carryforwards	74	153
Biofrontera Inc. [Member]
Statement Line Items [Line Items]
Tax loss carryforwards	€ 0	€ 533